World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate July 31, 2007	Exhibit 99.1

Dates Covered
Collections Period	07/1/07 -07/31/07
Interest Accrual Period	07/16/07 - 08/14/07
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 6/30/07	981,957,140.17	54,198
Yield Supplement Overcollateralization Amount at 6/30/07	28,368,622.06	0

Receivables Balance at 6/30/07	1,010,325,762.23	54,198
Principal Payments	30,821,038.86	785
Defaulted Receivables	1,041,667.81	57
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 7/31/07	27,035,935.23	0

Pool Balance at 7/31/07	951,427,120.33	53,356

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164
Delinquent Receivables:
Past Due 31-60 days	8,773,751.63	482
Past Due 61-90 days	2,433,442.39	137
Past Due 91 + days	1,005,207.10	48

Total	12,212,401.12	667

Total 31+ Delinquent as % Ending Pool Balance	1.28%

Recoveries	511,121.94

Aggregate Net Losses - July 2007	530,545.87

Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	11,311,052.34

Weighted Average APR, Yield Adjusted	8.72%
Weighted Average Remaining Term	55.84

Flow of Funds	$ Amount

Collections	37,342,416.41
Advances	27,247.26
Investment Earnings on Cash Accounts	175,111.52
Servicing Fee	(841,938.14)
Interest Rate Swap Receipt	36,352.50

Available Funds	36,739,189.55

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	4,147,924.93
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.63
(5) Second Priority Principal Distributable Amount	19,292,524.10
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	11,311,052.35
(8) Distribution to Certificateholders	1,850,048.54

Total Distributions of Available Funds	36,739,189.55

Servicing Fee	841,938.14
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 7/16/07	970,719,644.43
Principal Paid	30,603,576.45
Note Balance @ 8/15/07	940,116,067.98

Class A-1
Note Balance @ 7/16/07	82,614,644.43
Principal Paid	30,603,576.45
Note Balance @ 8/15/07	52,011,067.98
Note Factor @ 8/15/07	21.4037317%

Class A-2
Note Balance @ 7/16/07	288,000,000.00
Principal Paid	-
Note Balance @ 8/15/07	288,000,000.00
Note Factor @ 8/15/07	100.0000000%

Class A-3
Note Balance @ 7/16/07	236,000,000.00
Principal Paid	-
Note Balance @ 8/15/07	236,000,000.00
Note Factor @ 8/15/07	100.0000000%

Class A-4
Note Balance @ 7/16/07	333,000,000.00
Principal Paid	-
Note Balance @ 8/15/07	333,000,000.00
Note Factor @ 8/15/07	100.0000000%

Class B
Note Balance @ 7/16/07	31,105,000.00
Principal Paid	-
Note Balance @ 8/15/07	31,105,000.00
Note Factor @ 8/15/07	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	4,285,564.56
Total Principal Paid	30,603,576.45

Total Paid	34,889,141.01

Class A-1
Coupon	5.32000%
Interest Paid	366,258.26
Principal Paid	30,603,576.45

Total Paid to A-1 Holders	30,969,834.71

Class A-2
Coupon	5.32000%
Interest Paid	1,276,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,276,800.00

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	5.32000%
Interest Paid	1,476,300.00
Principal Paid	0.00

Total Paid to A-4 Holders	1,476,300.00

Class B
Coupon	5.31000%
Interest Paid	137,639.63
Principal Paid	0.00

Total Paid to B Holders	137,639.63

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	3.7888300
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.0563533

Total Distribution Amount	30.8451833

A-1 Interest Distribution Amount	1.5072356
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	125.9406438

Total A-1 Distribution Amount	127.4478795

A-2 Interest Distribution Amount	4.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.4333333

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.4333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.4333333

B Interest Distribution Amount	4.4250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4250000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	630.40
Noteholders’ Principal Distributable Amount	369.60

Account Balances	$ Amount

Advances
Balance as of 6/30/07	154,715.34
Balance as of 7/31/07	181,962.60
Change	27,247.26

Reserve Fund
Balance as of 6/30/07	2,840,009.46
Investment Earnings	12,676.53
Prior Month’s Investment Earnings paid	(12,246.38)
Withdrawal	0.00
Balance as of 7/31/07	2,840,439.61
Change	430.15

Reserve Fund Requirement	2,827,763.08